INVESTMENT IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2012
INVESTMENT IN ASSOCIATED COMPANIES [Abstract]
Percentage participation using the equity method of accounting
 At June 30, 2012 and December 31, 2011, the Company has the following participation in investments that are recorded using the equity method:

	June 30, 2012	June 30, 2011	December 31, 2011
SFL West Polaris Limited ("SFL West Polaris")	100.00%	100.00%	100.00%
SFL Deepwater Ltd ("SFL Deepwater")	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited ("Bluelot")	100.00%	100.00%	100.00%
SFL Corte Real Limited ("Corte Real")	100.00%	100.00%	100.00%
Rig Finance II Limited ("Rig Finance II")	-	-	-

Summarized financial statement information of equity method investees
Summarized balance sheet information on of the Company's equity method investees is as follows:

	As of June 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets	215,307	2,856	2,809	-	69,915	139,727
Non-current assets	1,573,832	-	-	-	510,688	1,063,144
Total assets	1,789,139	2,856	2,809	-	580,603	1,202,871
Current liabilities	186,545	-	-	-	60,550	125,995
Non-current liabilities	1,399,006	-	-	-	455,451	943,555
Total Liabilities	1,585,551	-	-	-	516,001	1,069,550
Total stockholders' equity	203,588	2,856	2,809	-	64,602	133,321

	As of December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets	225,958	1,751	1,690	-	86,641	135,876
Non-current assets	1,663,530	-	-	-	535,967	1,127,563
Total assets	1,889,488	1,751	1,690	-	622,608	1,263,439
Current liabilities	201,355	20	4	-	77,282	124,049
Non-current liabilities	1,518,295	-	-	-	494,224	1,024,071
Total Liabilities	1,719,650	20	4	-	571,506	1,148,120
Total stockholders' equity	169,838	1,731	1,686	-	51,102	115,319

Summarized statement of operations information of the Company's equity method investees is as follows:

	6 months ended June 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	76,382	9,772	9,809	-	21,187	35,614
Net operating revenues	59,042	1,125	1,124	-	21,185	35,608
Net income	22,660	1,125	1,123	-	5,767	14,645

	6 months ended June 30, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	76,639	5,005	4,623	3,550	24,074	39,387
Net operating revenues	68,121	583	536	3,545	24,072	39,385
Net income	27,345	583	536	2,815	6,744	16,667

	Year ended December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	155,514	14,499	14,108	3,550	46,771	76,586
Net operating revenues	130,311	1,731	1,686	3,544	46,767	76,583
Net income	50,902	1,731	1,686	2,818	12,806	31,861